OTHER (INCOME) EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER (INCOME) EXPENSES [Abstract]
Schedule of Other (Income) Expenses
	Year ended December 31,
	2012	2011	2010
	$	$	$

Gain on prior years subcontract provision	(323)	-	-
Capital loss on disposal of property and equipment	-	6	-
Doubtful debt provision	1,595
Gain on extinguishment of debts (*)	(187)	(143)	(124)
Capital gain on sale of subsidiary	-	-	(272)
Net total	1,085	(137)	(396)

Schedule of Allowance for Doubtful Accounts Receivable
	Balance at beginning	provision	Balance at end
	of period	of period	of period
	USD
	(in thousands)

2010	3,470	(1,937)	1,553
2011	1,553	(1,419)	134
2012	134	1,592	1,726